UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03084

Exact name of registrant as specified in charter:	Prudential Jennison Small Company Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2019

Date of reporting period:	3/31/2019

Item 1 –	Reports to Stockholders

PGIM JENNISON SMALL COMPANY FUND

(Formerly known as Prudential Jennison Small Company Fund, Inc.)

SEMIANNUAL REPORT

MARCH 31, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Capital growth

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of March 31, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. Jennison Associates LLC, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Jennison Small Company Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison Small Company Fund informative and useful. The report covers performance for the six-month period ended March 31, 2019.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Small Company Fund

May 15, 2019

*The Prudential Day One Funds did not change their names.

PGIM Jennison Small Company Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 3/31/19 (without sales charges)	Average Annual Total Returns as of 3/31/19 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–6.80	–5.79	5.40	13.80	—
Class B	–7.09	–4.52	5.68	13.58	—
Class C	–6.90	–1.41	5.88	13.66	—
Class R	–6.85	–0.48	6.39	14.18	—
Class Z	–6.60	0.07	6.89	14.76	—
Class R2	–6.49	–0.58	N/A	N/A	1.35 (11/28/17)
Class R4	–6.67	–0.24	N/A	N/A	1.68 (11/28/17)
Class R6**	–6.52	0.23	7.10	N/A	10.40 (11/29/10)
Russell 2500 Index
	–5.59	4.48	7.79	16.23	—
S&P SmallCap 600 Index
	–10.83	1.57	8.45	17.00	—
Lipper Small-Cap Growth Funds Average***
	–6.44	9.11	8.77	16.47	—
Lipper Small-Cap Core Funds Average***
	–8.27	0.09	5.78	14.58	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized.

**Formerly known as Class Q shares.

***The Fund is compared to the Lipper Small-Cap Core Funds performance universe, although Lipper classifies the Fund in the Lipper Small-Cap Growth Funds performance universe. The Lipper Small-Cap Core Funds performance universe is utilized because the Fund’s manager believes that the funds included in this universe provide a more appropriate basis for fund performance comparisons.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Averages are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R2	Class R4	Class R6**
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr.1) 4.00% (Yr.2) 3.00% (Yr.3) 2.00% (Yr.4) 1.00% (Yr.5) 1.00% (Yr.6) 0.00% (Yr.7)	1.00% on sales made within 12 months of purchase.	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30%	1.00%	1.00%	0.75% (0.50% currently)	None	0.25%	None	None
Shareholder service fees	None	None	None	None	None	0.10%	0.10%	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

**Formerly known as Class Q shares.

PGIM Jennison Small Company Fund	7

Your Fund’s Performance (continued)

Benchmark Definitions

Russell 2500 Index—The Russell 2500 Index is an unmanaged index that measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 20% of the total market capitalization of the Russell 3000 Index. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R2 and R4 shares is 3.42% and 11.72% for Class R6 shares.

S&P SmallCap 600 Index—The S&P SmallCap 600 Index is an unmanaged, capital-weighted index of 600 smaller-company US common stocks that cover all industry sectors. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R2 and R4 shares is 1.20% and 12.72% for Class R6 shares.

Lipper Small-Cap Core Funds Average—The Lipper Small-Cap Core Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Small-Cap Core Funds universe for the periods noted. Funds in the Lipper Small-Cap Core Funds universe invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SmallCap 600 Index. The average annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R2 and R4 shares is -0.96% and 9.88% for Class R6 shares.

Lipper Small-Cap Growth Funds Average—The Lipper Small-Cap Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Small-Cap Growth Funds universe for the periods noted. Funds in the Lipper Small-Cap Growth Funds universe invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than the 85th percentile of the Russell 3000 Index constituents, by market capitalization. Small-cap growth funds typically have above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth compared to the S&P SmallCap 600 Index. The average annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R2 and R4 shares is 9.82% and 12.03% for Class R6 shares.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes.

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Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 3/31/19 (%)
CDW Corp., Electronic Equipment, Instruments, & Components	2.6
Pinnacle Financial Partners, Inc., Banks	2.5
East West Bancorp, Inc., Banks	2.4
Howard Hughes Corp. (The), Real Estate Management & Development	2.1
WPX Energy Inc., Oil, Gas, & Consumable Fuels	2.1

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 3/31/19 (%)
Banks	10.2
Equity Real Estate Investments Trusts (REITs)	7.4
Software	7.1
Specialty Retail	5.7
Machinery	4.7

Industry weightings reflect only long-term investments and are subject to change.

PGIM Jennison Small Company Fund	9

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 through the six-month period ended March 31, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the

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impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Small Company Fund		Beginning Account Value October 1, 2018	Ending Account Value March 31, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$932.00	1.18%	$5.68
	Hypothetical	$1,000.00	$1,019.05	1.18%	$5.94
Class B	Actual	$1,000.00	$929.10	2.04%	$9.81
	Hypothetical	$1,000.00	$1,014.76	2.04%	$10.25
Class C	Actual	$1,000.00	$931.00	1.86%	$8.95
	Hypothetical	$1,000.00	$1,015.66	1.86%	$9.35
Class R	Actual	$1,000.00	$931.50	1.36%	$6.55
	Hypothetical	$1,000.00	$1,018.15	1.36%	$6.84
Class Z	Actual	$1,000.00	$934.00	0.83%	$4.00
	Hypothetical	$1,000.00	$1,020.79	0.83%	$4.18
Class R2	Actual	$1,000.00	$935.10	1.18%	$5.69
	Hypothetical	$1,000.00	$1,019.05	1.18%	$5.94
Class R4	Actual	$1,000.00	$933.30	0.93%	$4.48
	Hypothetical	$1,000.00	$1,020.29	0.93%	$4.68
Class R6**	Actual	$1,000.00	$934.80	0.69%	$3.33
	Hypothetical	$1,000.00	$1,021.49	0.69%	$3.48

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2019, and divided by the 365 days in the Fund’s fiscal year ending September 30, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**Formerly known as Class Q shares.

PGIM Jennison Small Company Fund	11

Schedule of Investments (unaudited)

as of March 31, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 96.2%

COMMON STOCKS

Aerospace & Defense 1.3%
Hexcel Corp.	590,872	$40,864,708

Airlines 0.2%
Spirit Airlines, Inc.*	115,167	6,087,728

Banks 10.2%
Ameris Bancorp	371,881	12,774,112
BankUnited, Inc.	1,787,486	59,702,032
Byline Bancorp, Inc.*	921,098	17,021,891
East West Bancorp, Inc.	1,580,966	75,838,939
Heritage Financial Corp.	120,569	3,633,950
Pinnacle Financial Partners, Inc.(a)	1,415,419	77,423,419
Seacoast Banking Corp. of Florida*(a)	1,201,438	31,657,891
Union Bankshares Corp.	299,508	9,683,094
Wintrust Financial Corp.	474,069	31,919,066

		319,654,394

Biotechnology 3.5%
Amicus Therapeutics, Inc.*	1,862,389	25,328,490
Argenx SE (Netherlands), ADR*	171,269	21,381,222
Emergent BioSolutions, Inc.*	94,429	4,770,553
Ligand Pharmaceuticals, Inc.*(a)	104,504	13,137,198
Mirati Therapeutics, Inc.*(a)	321,091	23,535,970
Natera, Inc.*	454,867	9,379,358
Sage Therapeutics, Inc.*(a)	81,378	12,943,171

		110,475,962

Building Products 0.4%
Armstrong World Industries, Inc.	30,148	2,394,354
JELD-WEN Holding, Inc.*	646,753	11,421,658

		13,816,012

Capital Markets 3.0%
Affiliated Managers Group, Inc.	226,749	24,287,085
BrightSphere Investment Group PLC	1,866,883	25,314,934
Focus Financial Partners, Inc. (Class A Stock)*(a)	188,816	6,729,402
Lazard Ltd. (Class A Stock)	784,427	28,349,192
Moelis & Co. (Class A Stock)	255,970	10,650,912

		95,331,525

See Notes to Financial Statements.

PGIM Jennison Small Company Fund	13

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Chemicals 2.5%
Ferro Corp.*	1,679,663	$31,796,021
Olin Corp.(a)	916,487	21,207,509
PolyOne Corp.	874,230	25,623,681

		78,627,211

Commercial Services & Supplies 2.2%
Advanced Disposal Services, Inc.*	784,982	21,979,496
BrightView Holdings, Inc.*(a)	317,967	4,578,725
Mobile Mini, Inc.	1,255,977	42,627,859

		69,186,080

Construction & Engineering 1.3%
Great Lakes Dredge & Dock Corp.*	2,300,873	20,500,778
Quanta Services, Inc.	567,919	21,433,263

		41,934,041

Construction Materials 1.6%
Summit Materials, Inc. (Class A Stock)*(a)	3,186,533	50,570,279

Electric Utilities 1.6%
El Paso Electric Co.	229,265	13,485,367
Evergy, Inc.	643,194	37,337,412

		50,822,779

Electronic Equipment, Instruments & Components 2.8%
CDW Corp.	841,707	81,115,304
Cognex Corp.	125,620	6,389,033

		87,504,337

Energy Equipment & Services 0.5%
Cactus, Inc. (Class A Stock)*	409,315	14,571,614

Entertainment 0.9%
IMAX Corp.*(a)	1,265,696	28,705,985

Equity Real Estate Investment Trusts (REITs) 7.4%
American Campus Communities, Inc.	683,440	32,518,075
Colony Capital, Inc.	1,893,696	10,074,463
Columbia Property Trust, Inc.	1,294,416	29,137,304
Cousins Properties, Inc.	999,371	9,653,924

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
Douglas Emmett, Inc.	243,856	$9,856,660
Gaming & Leisure Properties, Inc.	1,409,013	54,345,631
Hersha Hospitality Trust	1,554,152	26,638,165
Pebblebrook Hotel Trust	900,679	27,975,090
QTS Realty Trust, Inc. (Class A Stock)	139,969	6,297,205
Retail Opportunity Investments Corp.	481,832	8,354,967
Summit Hotel Properties, Inc.	1,426,252	16,273,535

		231,125,019

Food & Staples Retailing 2.3%
Performance Food Group Co.*	1,553,092	61,564,567
Sprouts Farmers Market, Inc.*(a)	554,526	11,944,490

		73,509,057

Food Products 1.9%
Adecoagro SA (Argentina)*	3,266,400	22,505,496
Darling Ingredients, Inc.*	1,760,774	38,120,757

		60,626,253

Health Care Equipment & Supplies 2.5%
Avedro, Inc.*	273,311	3,353,526
Hill-Rom Holdings, Inc.	290,586	30,761,434
Integra LifeSciences Holdings Corp.*	410,455	22,870,553
Merit Medical Systems, Inc.*	325,635	20,134,012

		77,119,525

Health Care Providers & Services 2.3%
Guardant Health, Inc.*(a)	160,947	12,344,635
HealthEquity, Inc.*	25,086	1,855,862
Premier, Inc. (Class A Stock)*(a)	833,257	28,739,034
WellCare Health Plans, Inc.*	102,445	27,634,539

		70,574,070

Health Care Technology 0.4%
Teladoc Health, Inc.*(a)	254,441	14,146,920

Hotels, Restaurants & Leisure 4.0%
Penn National Gaming, Inc.*	483,846	9,725,305
Planet Fitness, Inc. (Class A Stock)*(a)	732,666	50,348,807

See Notes to Financial Statements.

PGIM Jennison Small Company Fund	15

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)
Texas Roadhouse, Inc.	308,622	$19,193,202
Vail Resorts, Inc.	209,704	45,568,679

		124,835,993

Independent Power & Renewable Electricity Producers 0.7%
NextEra Energy Partners LP	493,950	23,037,828

Insurance 0.7%
Brighthouse Financial, Inc.*(a)	571,495	20,739,554

Internet & Direct Marketing Retail 0.5%
Etsy, Inc.*(a)	244,302	16,421,980

IT Services 1.6%
Evo Payments, Inc. (Class A Stock)*	265,277	7,706,297
InterXion Holding NV (Netherlands)*(a)	614,396	40,998,645

		48,704,942

Life Sciences Tools & Services 0.7%
PRA Health Sciences, Inc.*	203,052	22,394,605

Machinery 4.7%
Gardner Denver Holdings, Inc.*	1,193,383	33,187,981
Milacron Holdings Corp.*	571,091	6,464,750
NN, Inc.(a)	885,655	6,633,556
Rexnord Corp.*	1,809,503	45,490,905
Terex Corp.	410,493	13,189,140
Trinity Industries, Inc.(a)	1,125,876	24,465,286
Woodward, Inc.	178,557	16,943,274

		146,374,892

Media 1.0%
AMC Networks, Inc. (Class A Stock)*(a)	340,825	19,345,227
Cardlytics, Inc.*(a)	668,303	11,053,732

		30,398,959

Metals & Mining 1.1%
Agnico Eagle Mines Ltd. (Canada)(a)	381,453	16,593,205
Royal Gold, Inc.	187,901	17,085,838

		33,679,043

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Mortgage Real Estate Investment Trusts (REITs) 1.7%
MFA Financial, Inc.	5,578,867	$40,558,363
Starwood Property Trust, Inc.	632,473	14,135,772

		54,694,135

Multi-Utilities 1.0%
NiSource, Inc.(a)	1,072,755	30,745,158

Oil, Gas & Consumable Fuels 3.7%
SemGroup Corp. (Class A Stock)(a)	357,886	5,275,240
Tallgrass Energy LP(a)	1,773,581	44,587,826
WPX Energy, Inc.*	4,981,352	65,305,525

		115,168,591

Pharmaceuticals 2.5%
Aerie Pharmaceuticals, Inc.*(a)	309,106	14,682,535
Catalent, Inc.*	377,021	15,303,283
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	104,562	17,626,016
Horizon Pharma PLC*	1,104,247	29,185,248

		76,797,082

Professional Services 0.9%
Korn Ferry	618,665	27,703,819

Real Estate Management & Development 2.1%
Howard Hughes Corp. (The)*	609,806	67,078,660

Road & Rail 1.7%
Genesee & Wyoming, Inc. (Class A Stock)*	200,666	17,486,035
Saia, Inc.*	576,699	35,236,309

		52,722,344

Semiconductors & Semiconductor Equipment 2.9%
Brooks Automation, Inc.(a)	663,396	19,457,405
Marvell Technology Group Ltd.	1,721,754	34,245,687
Monolithic Power Systems, Inc.	134,819	18,266,626
Universal Display Corp.(a)	114,532	17,506,216

		89,475,934

Software 7.1%
Carbon Black, Inc.*	670,531	9,353,908

See Notes to Financial Statements.

PGIM Jennison Small Company Fund	17

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Software (cont’d.)
CyberArk Software Ltd. (Israel)*	508,464	$60,532,639
HubSpot, Inc.*(a)	357,454	59,412,429
New Relic, Inc.*	185,521	18,310,923
Paycom Software, Inc.*(a)	178,151	33,693,699
Trade Desk, Inc. (The) (Class A Stock)*(a)	167,935	33,242,733
Varonis Systems, Inc.*	120,267	7,171,521

		221,717,852

Specialty Retail 5.7%
Burlington Stores, Inc.*	232,970	36,501,740
Five Below, Inc.*	260,077	32,314,567
Hudson Ltd. (Class A Stock)*	650,411	8,943,151
Party City Holdco, Inc.*(a)	1,803,871	14,322,736
Tractor Supply Co.	309,140	30,221,526
Ulta Beauty, Inc.*	160,292	55,898,629

		178,202,349

Textiles, Apparel & Luxury Goods 1.4%
Levi Strauss & Co. (Class A Stock)*(a)	334,473	7,876,839
Steven Madden Ltd.	1,062,171	35,943,867

		43,820,706

Trading Companies & Distributors 1.7%
Beacon Roofing Supply, Inc.*(a)	1,141,613	36,714,274
MSC Industrial Direct Co., Inc. (Class A Stock)	191,021	15,799,347

		52,513,621

TOTAL LONG-TERM INVESTMENTS (cost $2,557,820,130)		3,012,481,546

SHORT-TERM INVESTMENTS 15.0%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	119,152,871	119,152,871

See Notes to Financial Statements.

18

Description	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (cost $351,558,161; includes $350,792,603 of cash collateral for securities on loan)(b)(w)	351,533,325	$351,603,631

TOTAL SHORT-TERM INVESTMENTS (cost $470,711,032)		470,756,502

TOTAL INVESTMENTS 111.2% (cost $3,028,531,162)		3,483,238,048
Liabilities in excess of other assets (11.2)%		(351,933,314)

NET ASSETS 100.0%		$3,131,304,734

Below is a list of the abbreviation(s) used in the semiannual report:

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

REIT(s)—Real Estate Investment Trust(s)

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $346,724,814; cash collateral of $350,792,603 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$40,864,708	$—	$—
Airlines	6,087,728	—	—
Banks	319,654,394	—	—
Biotechnology	110,475,962	—	—
Building Products	13,816,012	—	—
Capital Markets	95,331,525	—	—

See Notes to Financial Statements.

PGIM Jennison Small Company Fund	19

Schedule of Investments (unaudited) (continued)

as of March 31, 2019

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Chemicals	$78,627,211	$—	$—
Commercial Services & Supplies	69,186,080	—	—
Construction & Engineering	41,934,041	—	—
Construction Materials	50,570,279	—	—
Electric Utilities	50,822,779	—	—
Electronic Equipment, Instruments & Components	87,504,337	—	—
Energy Equipment & Services	14,571,614	—	—
Entertainment	28,705,985	—	—
Equity Real Estate Investment Trusts (REITs)	231,125,019	—	—
Food & Staples Retailing	73,509,057	—	—
Food Products	60,626,253	—	—
Health Care Equipment & Supplies	77,119,525	—	—
Health Care Providers & Services	70,574,070	—	—
Health Care Technology	14,146,920	—	—
Hotels, Restaurants & Leisure	124,835,993	—	—
Independent Power & Renewable Electricity Producers	23,037,828	—	—
Insurance	20,739,554	—	—
Internet & Direct Marketing Retail	16,421,980	—	—
IT Services	48,704,942	—	—
Life Sciences Tools & Services	22,394,605	—	—
Machinery	146,374,892	—	—
Media	30,398,959	—	—
Metals & Mining	33,679,043	—	—
Mortgage Real Estate Investment Trusts (REITs)	54,694,135	—	—
Multi-Utilities	30,745,158	—	—
Oil, Gas & Consumable Fuels	115,168,591	—	—
Pharmaceuticals	76,797,082	—	—
Professional Services	27,703,819	—	—
Real Estate Management & Development	67,078,660	—	—
Road & Rail	52,722,344	—	—
Semiconductors & Semiconductor Equipment	89,475,934	—	—
Software	221,717,852	—	—
Specialty Retail	178,202,349	—	—
Textiles, Apparel & Luxury Goods	43,820,706	—	—
Trading Companies & Distributors	52,513,621	—	—
Affiliated Mutual Funds	470,756,502	—	—

Total	$3,483,238,048	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2019 were as follows:

Affiliated Mutual Funds (11.2% represents investments purchased with collateral from securities on loan)	15.0%

Banks	10.2%
Equity Real Estate Investment Trusts (REITs)	7.4
Software	7.1

See Notes to Financial Statements.

20

Industry Classification (continued):

Specialty Retail	5.7%
Machinery	4.7
Hotels, Restaurants & Leisure	4.0
Oil, Gas & Consumable Fuels	3.7
Biotechnology	3.5
Capital Markets	3.0
Semiconductors & Semiconductor Equipment	2.9
Electronic Equipment, Instruments & Components	2.8
Chemicals	2.5
Health Care Equipment & Supplies	2.5
Pharmaceuticals	2.5
Food & Staples Retailing	2.3
Health Care Providers & Services	2.3
Commercial Services & Supplies	2.2
Real Estate Management & Development	2.1
Food Products	1.9
Mortgage Real Estate Investment Trusts (REITs)	1.7
Road & Rail	1.7
Trading Companies & Distributors	1.7
Electric Utilities	1.6
Construction Materials	1.6
IT Services	1.6

Textiles, Apparel & Luxury Goods	1.4%
Construction & Engineering	1.3
Aerospace & Defense	1.3
Metals & Mining	1.1
Multi-Utilities	1.0
Media	1.0
Entertainment	0.9
Professional Services	0.9
Independent Power & Renewable Electricity Producers	0.7
Life Sciences Tools & Services	0.7
Insurance	0.7
Internet & Direct Marketing Retail	0.5
Energy Equipment & Services	0.5
Health Care Technology	0.4
Building Products	0.4
Airlines	0.2

111.2
Liabilities in excess of other assets	(11.2)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$346,724,814	$(346,724,814)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Jennison Small Company Fund	21

Statement of Assets & Liabilities (unaudited)

as of March 31, 2019

Assets
Investments at value, including securities on loan of $346,724,814:
Unaffiliated investments (cost $2,557,820,130)	$3,012,481,546
Affiliated investments (cost $470,711,032)	470,756,502
Receivable for investments sold	12,799,908
Receivable for Fund shares sold	3,230,743
Dividends and interest receivable	3,209,614
Tax reclaim receivable	27,190
Prepaid expenses and other assets	37,310

Total Assets	3,502,542,813

Liabilities
Payable to broker for collateral for securities on loan	350,792,603
Payable for investments purchased	8,801,708
Payable for Fund shares reacquired	8,033,672
Management fee payable	1,785,204
Accrued expenses and other liabilities	1,431,823
Distribution fee payable	268,566
Affiliated transfer agent fee payable	124,503

Total Liabilities	371,238,079

Net Assets	$3,131,304,734

Net assets were comprised of:
Common stock, at par	$1,449,803
Paid-in capital in excess of par	2,646,831,269
Total distributable earnings (loss)	483,023,662

Net assets, March 31, 2019	$3,131,304,734

See Notes to Financial Statements.

22

Class A
Net asset value and redemption price per share, ($ 574,147,926 ÷ 27,492,190 shares of common stock issued and outstanding)	$20.88
Maximum sales charge (5.50% of offering price)	1.22

Maximum offering price to public	$22.10

Class B
Net asset value, offering price and redemption price per share, ($ 3,571,055 ÷ 381,247 shares of common stock issued and outstanding)	$9.37

Class C
Net asset value, offering price and redemption price per share, ($ 56,913,057 ÷ 5,889,067 shares of common stock issued and outstanding)	$9.66

Class R
Net asset value, offering price and redemption price per share, ($ 151,598,743 ÷ 7,493,245 shares of common stock issued and outstanding)	$20.23

Class Z
Net asset value, offering price and redemption price per share, ($ 1,281,621,789 ÷ 56,208,241 shares of common stock issued and outstanding)	$22.80

Class R2
Net asset value, offering price and redemption price per share, ($ 8,714,981 ÷ 391,156 shares of common stock issued and outstanding)	$22.28

Class R4
Net asset value, offering price and redemption price per share, ($ 3,907,582 ÷ 175,056 shares of common stock issued and outstanding)	$22.32

Class R6
Net asset value, offering price and redemption price per share, ($ 1,050,829,601 ÷ 46,950,094 shares of common stock issued and outstanding)	$22.38

See Notes to Financial Statements.

PGIM Jennison Small Company Fund	23

Statement of Operations (unaudited)

Six Months Ended March 31, 2019

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $7,152 foreign withholding tax)	$8,922,595
Affiliated dividend income	1,592,941
Income from securities lending, net (including affiliated income of $225,488)	410,432

Total income	10,925,968

Expenses
Management fee	10,646,505
Distribution fee(a)	1,794,433
Shareholder servicing fees(a)	5,726
Transfer agent’s fees and expenses (including affiliated expense of $328,754)(a)	1,684,542
Custodian and accounting fees	121,135
Registration fees(a)	85,212
Shareholders’ reports	76,245
Directors’ fees	40,773
Legal fees and expenses	19,638
Audit fee	12,516
Miscellaneous	43,242

Total expenses	14,529,967
Less: Fee waiver and/or expense reimbursement(a)	(26,344)
Distribution fee waiver(a)	(188,264)

Net expenses	14,315,359

Net investment income (loss)	(3,389,391)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions (including affiliated of $(11,053))	100,223,460
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $19,163)	(360,859,807)

Net gain (loss) on investment transactions	(260,636,347)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(264,025,738)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	890,307	20,644	307,623	564,791	—	11,068	—	—
Shareholder servicing fees	—	—	—	—	—	4,427	1,299	—
Transfer agent’s fees and expenses	573,230	11,721	44,547	120,638	922,202	5,397	954	5,853
Registration fees	11,902	7,837	8,612	7,984	19,625	7,986	7,978	13,288
Fee waiver and/or expense reimbursement	—	(12,266)	—	—	—	(6,996)	(7,082)	—
Distribution fee waiver	—	—	—	(188,264)	—	—	—	—

See Notes to Financial Statements.

24

Statements of Changes in Net Assets (unaudited)

	Six Months Ended March 31, 2019	Year Ended September 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(3,389,391)	$4,051,873
Net realized gain (loss) on investment transactions	100,223,460	488,274,870
Net change in unrealized appreciation (depreciation) on investments	(360,859,807)	(33,822,587)

Net increase (decrease) in net assets resulting from operations	(264,025,738)	458,504,156

Dividends and Distributions
Distributions from distributable earnings*
Class A	(96,395,133)	—
Class B	(1,308,492)	—
Class C	(18,001,572)	—
Class R	(23,398,504)	—
Class Z	(197,006,208)	—
Class R2	(1,372,616)	—
Class R4	(176,793)	—
Class R6	(165,531,083)	—

	(503,190,401)	—

Dividends from net investment income*
Class A		(320,848)
Class Z		(4,635,147)
Class R2		(4)
Class R4		(6)
Class R6		(4,566,656)

	*	(9,522,661)

Distributions from net realized gains*
Class A		(61,542,695)
Class B		(929,704)
Class C		(10,908,328)
Class R		(14,327,915)
Class Z		(112,274,837)
Class R2		(734)
Class R4		(734)
Class R6		(76,613,531)

	*	(276,598,478)

See Notes to Financial Statements.

PGIM Jennison Small Company Fund	25

Statements of Changes in Net Assets (unaudited) (continued)

	Six Months Ended March 31, 2019		Year Ended September 30, 2018
Fund share transactions (Net of share conversions)
Net proceeds from shares sold		$365,822,637	$871,287,047
Net asset value of shares issued in reinvestment of dividends and distributions		466,474,128	265,392,264
Cost of shares reacquired		(711,405,325)	(1,300,570,003)

Net increase (decrease) in net assets from Fund share transactions		120,891,440	(163,890,692)

Total increase (decrease)		(646,324,699)	8,492,325

Net Assets:
Beginning of period		3,777,629,433	3,769,137,108

End of period(a)		$3,131,304,734	$3,777,629,433

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$10,360,615

*	For the period ended March 31, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

26

Notes to Financial Statements (unaudited)

Prudential Jennison Small Company Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Company was established as a Maryland corporation on July 28, 1980. PGIM Jennison Small Company Fund (the “Fund”) is the sole series of the Company.

The investment objective of the Fund is to achieve capital growth.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Company’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of

PGIM Jennison Small Company Fund	27

Notes to Financial Statements (unaudited) (continued)

Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates.

28

Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a Subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is

PGIM Jennison Small Company Fund	29

Notes to Financial Statements (unaudited) (continued)

marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

30

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.70% of the Fund’s average daily net assets up to and including $1 billion,

PGIM Jennison Small Company Fund	31

Notes to Financial Statements (unaudited) (continued)

and 0.65% of such average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.67% for the six months ended March 31, 2019.

The Manager has contractually agreed, through January 31, 2020, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual operating expenses to exceed 2.04% of average daily net assets for Class B shares , 1.18% of average daily net assets for Class R2 shares, or 0.93% of average daily net assets for Class R4 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z, Class R4 and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1%, 0.75% and 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R and Class R2 shares, respectively. PIMS has contractually agreed through January 31, 2020 to limit such fees to 0.50% of the average daily net assets of Class R shares.

32

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R2 or Class R4 shares, a shareholder service fee at an annual rate of 0.10% of the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly.

For the reporting period ended March 31, 2019, PIMS received $141,636 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended March 31, 2019, PIMS received $3, $1,026 and $2,366 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

PMFS serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Company’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” note, below.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

PGIM Jennison Small Company Fund	33

Notes to Financial Statements (unaudited) (continued)

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended March 31, 2019, were $522,495,947 and $891,969,114, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended March 31, 2019, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$129,589,739	$411,565,583	$422,002,451	$—	$—	$119,152,871	119,152,871	$1,592,941
PGIM Institutional Money Market Fund*
301,826,445	735,511,508	685,742,432	19,163	(11,053)	351,603,631	351,533,325	225,488	**

$431,416,184	$1,147,077,091	$1,107,744,883	$19,163	$(11,053)	$470,756,502		$1,818,429

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

For the reporting period ended March 31, 2019, no 17a-7 transactions were entered into by the Fund.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2019 were as follows:

Tax Basis	$3,048,333,743

Gross Unrealized Appreciation	681,274,739
Gross Unrealized Depreciation	(246,370,434)

Net Unrealized Appreciation	$434,904,305

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal

34

Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 1.25 billion shares of common stock authorized, $0.01 par value per share, divided into nine classes, designated Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4, Class T and Class R6 common stock, each of which consists of 200 million, 10 million, 50 million, 175 million, 365 million, 75 million, 75 million, 75 million and 225 million authorized shares, respectively. The Fund currently does not have any Class T shares outstanding.

As of March 31, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 457 Class R2 shares, 458 Class R4 shares and 1,021,912 Class R6 shares of the Fund. At reporting period end, four shareholders of record, each holding greater than 5% of the Fund, held 40% of the Fund’s outstanding shares.

PGIM Jennison Small Company Fund	35

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2019:
Shares sold	1,606,974	$33,246,400
Shares issued in reinvestment of dividends and distributions	4,764,081	90,184,050
Shares reacquired	(5,288,002)	(108,756,575)

Net increase (decrease) in shares outstanding before conversion	1,083,053	14,673,875
Shares issued upon conversion from other share class(es)	226,430	4,662,103
Shares reacquired upon conversion into other share class(es)	(638,690)	(12,751,154)

Net increase (decrease) in shares outstanding	670,793	$6,584,824

Year ended September 30, 2018:
Shares sold	3,015,499	$78,170,254
Shares issued in reinvestment of dividends and distributions	2,348,693	57,495,992
Shares reacquired	(7,884,378)	(204,310,141)

Net increase (decrease) in shares outstanding before conversion	(2,520,186)	(68,643,895)
Shares issued upon conversion from other share class(es)	174,356	4,640,174
Shares reacquired upon conversion into other share class(es)	(1,600,548)	(42,537,403)

Net increase (decrease) in shares outstanding	(3,946,378)	$(106,541,124)

Class B
Six months ended March 31, 2019:
Shares sold	9,813	$97,542
Shares issued in reinvestment of dividends and distributions	149,597	1,271,579
Shares reacquired	(42,932)	(447,182)

Net increase (decrease) in shares outstanding before conversion	116,478	921,939
Shares reacquired upon conversion into other share class(es)	(103,059)	(897,018)

Net increase (decrease) in shares outstanding	13,419	$24,921

Year ended September 30, 2018:
Shares sold	19,810	$281,552
Shares issued in reinvestment of dividends and distributions	67,210	894,561
Shares reacquired	(72,878)	(1,039,473)

Net increase (decrease) in shares outstanding before conversion	14,142	136,640
Shares reacquired upon conversion into other share class(es)	(145,756)	(2,136,430)

Net increase (decrease) in shares outstanding	(131,614)	$(1,999,790)

36

Class C	Shares	Amount
Six months ended March 31, 2019:
Shares sold	432,062	$4,225,685
Shares issued in reinvestment of dividends and distributions	1,940,018	16,975,160
Shares reacquired	(1,182,063)	(11,804,109)

Net increase (decrease) in shares outstanding before conversion	1,190,017	9,396,736
Shares reacquired upon conversion into other share class(es)	(456,018)	(4,522,463)

Net increase (decrease) in shares outstanding	733,999	$4,874,273

Year ended September 30, 2018:
Shares sold	526,998	$7,598,927
Shares issued in reinvestment of dividends and distributions	747,634	10,130,443
Shares reacquired	(1,328,777)	(19,235,650)

Net increase (decrease) in shares outstanding before conversion	(54,145)	(1,506,280)
Shares reacquired upon conversion into other share class(es)	(365,994)	(5,346,669)

Net increase (decrease) in shares outstanding	(420,139)	$(6,852,949)

Class R
Six months ended March 31, 2019:
Shares sold	689,159	$12,409,711
Shares issued in reinvestment of dividends and distributions	1,248,191	22,891,818
Shares reacquired	(1,036,564)	(21,438,443)

Net increase (decrease) in shares outstanding	900,786	$13,863,086

Year ended September 30, 2018:
Shares sold	509,497	$12,946,044
Shares issued in reinvestment of dividends and distributions	584,430	13,938,645
Shares reacquired	(1,655,068)	(41,899,909)

Net increase (decrease) in shares outstanding	(561,141)	$(15,015,220)

Class Z
Six months ended March 31, 2019:
Shares sold	7,140,469	$161,406,365
Shares issued in reinvestment of dividends and distributions	8,911,570	183,934,799
Shares reacquired	(13,651,043)	(310,698,232)

Net increase (decrease) in shares outstanding before conversion	2,400,996	34,642,932
Shares issued upon conversion from other share class(es)	668,054	14,656,690
Shares reacquired upon conversion into other share class(es)	(54,559)	(1,295,521)

Net increase (decrease) in shares outstanding	3,014,491	$48,004,101

Year ended September 30, 2018:
Shares sold	13,206,883	$368,277,717
Shares issued in reinvestment of dividends and distributions	4,141,823	109,054,187
Shares reacquired	(26,935,976)	(749,427,078)

Net increase (decrease) in shares outstanding before conversion	(9,587,270)	(272,095,174)
Shares issued upon conversion from other share class(es)	1,661,997	47,497,587
Shares reacquired upon conversion into other share class(es)	(406,794)	(11,546,583)

Net increase (decrease) in shares outstanding	(8,332,067)	$(236,144,170)

PGIM Jennison Small Company Fund	37

Notes to Financial Statements (unaudited) (continued)

Class R2	Shares	Amount
Six months ended March 31, 2019:
Shares sold	50,383	$1,213,267
Shares issued in reinvestment of dividends and distributions	68,087	1,372,617
Shares reacquired	(90,726)	(2,013,743)

Net increase (decrease) in shares outstanding	27,744	$572,141

Period ended September 30, 2018*:
Shares sold	369,863	$10,422,459
Shares issued in reinvestment of dividends and distributions	29	737
Shares reacquired	(6,480)	(183,127)

Net increase (decrease) in shares outstanding	363,412	$10,240,069

Class R4
Six months ended March 31, 2019:
Shares sold	125,864	$2,477,228
Shares issued in reinvestment of dividends and distributions	8,752	176,793
Shares reacquired	(12,188)	(295,862)

Net increase (decrease) in shares outstanding	122,428	$2,358,159

Period ended September 30, 2018*:
Shares sold	57,348	$1,615,329
Shares issued in reinvestment of dividends and distributions	28	739
Shares reacquired	(4,748)	(135,647)

Net increase (decrease) in shares outstanding	52,628	$1,480,421

Class R6
Six months ended March 31, 2019:
Shares sold	6,874,119	$150,746,439
Shares issued in reinvestment of dividends and distributions	7,390,978	149,667,312
Shares reacquired	(11,278,467)	(255,951,179)

Net increase (decrease) in shares outstanding before conversion	2,986,630	44,462,572
Shares issued upon conversion from other share class(es)	6,338	147,363

Net increase (decrease) in shares outstanding	2,992,968	$44,609,935

Year ended September 30, 2018:
Shares sold	14,326,578	$391,974,765
Shares issued in reinvestment of dividends and distributions	2,850,191	73,876,960
Shares reacquired	(10,249,032)	(284,338,978)

Net increase (decrease) in shares outstanding before conversion	6,927,737	181,512,747
Shares issued upon conversion from other share class(es)	338,835	9,443,720
Shares reacquired upon conversion into other share class(es)	(538)	(14,396)

Net increase (decrease) in shares outstanding	7,266,034	$190,942,071

*	Commencement of offering was November 28, 2017.

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group

38

of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 4, 2018, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended March 31, 2019. The average daily balance for the 1 day that the Fund had loans outstanding during the period was approximately $7,734,000, borrowed at a weighted average interest rate of 3.63%. The maximum loan outstanding amount during the period was $7,734,000. At March 31, 2019, the Fund did not have an outstanding loan amount.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

PGIM Jennison Small Company Fund	39

Notes to Financial Statements (unaudited) (continued)

Risks of Investing in equity REITs: Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in equity REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the equity REITs, while mortgage REITs may be affected by the quality of any credit extended. Equity REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since equity REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. Equity REITs are subject to interest rate risks. Equity REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each equity REIT in which it invests, in addition to the expenses of the Fund.

Small Company Risk: Small company stocks present above-average risks in comparison to larger companies. Small companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies may be less liquid and fluctuate in value more than the stocks of larger, more established companies.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the Statements of Changes in Net Assets. The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on

40

the Statements of Changes in Net Assets and certain tax adjustments that were reflected in the Notes to Financial Statements. The Manager has adopted the amendments and reflected them in the Fund’s financial statements.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

PGIM Jennison Small Company Fund	41

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended March 31,	Year Ended September 30,
	2019	2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$26.83	$25.80	$22.65	$23.76	$28.09	$27.95
Income (loss) from investment operations:
Net investment income (loss)	(0.05)	(0.04)	0.03	0.09	0.07	0.07
Net realized and unrealized gain (loss) on investment transactions	(2.15)	3.14	4.35	1.96	(0.19)	2.72
Total from investment operations	(2.20)	3.10	4.38	2.05	(0.12)	2.79
Less Dividends and Distributions:
Dividends from net investment income	(0.05)	(0.02)	(0.15)	(0.03)	(0.06)	(0.09)
Distributions from net realized gains	(3.70)	(2.05)	(1.08)	(3.13)	(4.15)	(2.56)
Total dividends and distributions	(3.75)	(2.07)	(1.23)	(3.16)	(4.21)	(2.65)
Net asset value, end of period	$20.88	$26.83	$25.80	$22.65	$23.76	$28.09
Total Return(b):	(6.77)%	12.77%	20.09%	9.82%	(1.16)%	10.55%

Ratios/Supplemental Data:
Net assets, end of period (000)	$574,148	$719,750	$793,676	$791,197	$830,116	$971,441
Average net assets (000)	$595,143	$777,206	$790,047	$796,776	$944,315	$1,059,916
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.18% (e)	1.13%	1.13%	1.14%	1.13%	1.14%
Expenses before waivers and/or expense reimbursement	1.18% (e)	1.13%	1.13%	1.14%	1.13%	1.14%
Net investment income (loss)	(0.49)% (e)	(0.15)%	0.14%	0.42%	0.27%	0.25%
Portfolio turnover rate(f)	17%	43%	41%	37%	52%	41%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

42

Class B Shares
	Six Months Ended March 31,	Year Ended September 30,
	2019	2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.47	$ 14.97	$ 13.67	$15.65	$19.95	$20.60
Income (loss) from investment operations:
Net investment income (loss)	(0.07)	(0.15)	(0.08)	(0.04)	(0.08)	(0.09)
Net realized and unrealized gain (loss) on investment transactions	(1.33)	1.70	2.55	1.19	(0.07)	2.00
Total from investment operations	(1.40)	1.55	2.47	1.15	(0.15)	1.91
Less Dividends and Distributions:
Dividends from net investment income	-	-	(0.09)	-	-	-
Distributions from net realized gains	(3.70)	(2.05)	(1.08)	(3.13)	(4.15)	(2.56)
Total dividends and distributions	(3.70)	(2.05)	(1.17)	(3.13)	(4.15)	(2.56)
Net asset value, end of period	$9.37	$ 14.47	$ 14.97	$13.67	$15.65	$19.95
Total Return(b):	(7.09)%	11.59%	19.23%	8.98%	(1.90)%	9.97%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,571	$ 5,322	$ 7,474	$9,143	$11,566	$14,556
Average net assets (000)	$4,140	$ 6,521	$ 8,534	$10,434	$14,015	$17,001
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	2.04% (e)	2.04%	1.83%	1.84%	1.83%	1.84%
Expenses before waivers and/or expense reimbursement	2.63% (e)	2.24%	1.83%	1.84%	1.83%	1.84%
Net investment income (loss)	(1.29)% (e)	(1.07)%	(0.55)%	(0.30)%	(0.43)%	(0.44)%
Portfolio turnover rate(f)	17%	43%	41%	37%	52%	41%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Small Company Fund	43

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended March 31,	Year Ended September 30,
	2019	2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.77	$ 15.19	$13.85	$15.82	$20.12	$20.79
Income (loss) from investment operations:
Net investment income (loss)	(0.06)	(0.12)	(0.08)	(0.04)	(0.08)	(0.09)
Net realized and unrealized gain (loss) on investment transactions	(1.34)	1.75	2.59	1.20	(0.07)	1.98
Total from investment operations	(1.40)	1.63	2.51	1.16	(0.15)	1.89
Less Dividends and Distributions:
Dividends from net investment income	(0.01)	-	(0.09)	-	-	-
Distributions from net realized gains	(3.70)	(2.05)	(1.08)	(3.13)	(4.15)	(2.56)
Total dividends and distributions	(3.71)	(2.05)	(1.17)	(3.13)	(4.15)	(2.56)
Net asset value, end of period	$9.66	$ 14.77	$15.19	$13.85	$15.82	$20.12
Total Return(b):	(6.90)%	11.98%	19.27%	8.94%	(1.88)%	9.77%

Ratios/Supplemental Data:
Net assets, end of period (000)	$56,913	$76,121	$84,667	$108,219	$128,022	$123,856
Average net assets (000)	$61,693	$80,999	$94,592	$114,415	$135,406	$124,252
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.86% (e)	1.81%	1.83%	1.84%	1.83%	1.84%
Expenses before waivers and/or expense reimbursement	1.86% (e)	1.81%	1.83%	1.84%	1.83%	1.84%
Net investment income (loss)	(1.15)% (e)	(0.82)%	(0.55)%	(0.30)%	(0.43)%	(0.45)%
Portfolio turnover rate(f)	17%	43%	41%	37%	52%	41%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

44

Class R Shares
	Six Months Ended March 31,	Year Ended September 30,
	2019	2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$26.10	$ 25.19	$22.14	$23.31	$27.63	$27.53
Income (loss) from investment operations:
Net investment income (loss)	(0.07)	(0.09)	(0.01)	0.05	0.04	0.02
Net realized and unrealized gain (loss) on investment transactions	(2.09)	3.05	4.25	1.91	(0.20)	2.68
Total from investment operations	(2.16)	2.96	4.24	1.96	(0.16)	2.70
Less Dividends and Distributions:
Dividends from net investment income	(0.01)	-	(0.11)	-	(0.01)	(0.04)
Distributions from net realized gains	(3.70)	(2.05)	(1.08)	(3.13)	(4.15)	(2.56)
Total dividends and distributions	(3.71)	(2.05)	(1.19)	(3.13)	(4.16)	(2.60)
Net asset value, end of period	$20.23	$ 26.10	$25.19	$22.14	$23.31	$27.63
Total Return(b):	(6.85)%	12.54%	19.88%	9.57%	(1.35)%	10.36%

Ratios/Supplemental Data:
Net assets, end of period (000)	$151,599	$172,033	$180,165	$166,550	$153,606	$47,538
Average net assets (000)	$151,019	$178,093	$173,891	$159,631	$86,446	$56,323
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.36% (e)	1.33%	1.33%	1.34%	1.33%	1.34%
Expenses before waivers and/or expense reimbursement	1.61% (e)	1.58%	1.58%	1.59%	1.58%	1.59%
Net investment income (loss)	(0.71)% (e)	(0.34)%	(0.06)%	0.23%	0.14%	0.06%
Portfolio turnover rate(f)	17%	43%	41%	37%	52%	41%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Small Company Fund	45

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended March 31,	Year Ended September 30,
	2019	2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$28.94	$27.67	$24.21	$25.19	$29.56	$29.27
Income (loss) from investment operations:
Net investment income (loss)	(0.02)	0.05	0.11	0.17	0.16	0.16
Net realized and unrealized gain (loss) on investment transactions	(2.29)	3.36	4.64	2.09	(0.23)	2.85
Total from investment operations	(2.31)	3.41	4.75	2.26	(0.07)	3.01
Less Dividends and Distributions:
Dividends from net investment income	(0.13)	(0.09)	(0.21)	(0.11)	(0.15)	(0.16)
Distributions from net realized gains	(3.70)	(2.05)	(1.08)	(3.13)	(4.15)	(2.56)
Total dividends and distributions	(3.83)	(2.14)	(1.29)	(3.24)	(4.30)	(2.72)
Net asset value, end of period	$22.80	$28.94	$27.67	$24.21	$25.19	$29.56
Total Return(b):	(6.60)%	13.09%	20.38%	10.14%	(0.95)%	10.89%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,281,622	$1,539,410	$1,702,538	$1,484,823	$1,602,437	$1,514,147
Average net assets (000)	$1,305,499	$1,581,249	$1,591,345	$1,498,820	$1,715,343	$1,545,618
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.83% (e)	0.81%	0.83%	0.84%	0.83%	0.84%
Expenses before waivers and/or expense reimbursement	0.83% (e)	0.81%	0.83%	0.84%	0.83%	0.84%
Net investment income (loss)	(0.15)% (e)	0.18%	0.44%	0.72%	0.57%	0.55%
Portfolio turnover rate(f)	17%	43%	41%	37%	52%	41%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

46

Class R2 Shares
	Six Months Ended March 31,		November 28, 2017(a) through September 30,
	2019		2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$28.24		$28.00
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		0.04
Net realized and unrealized gain (loss) on investment transactions	(2.17)		2.26
Total from investment operations	(2.23)		2.30
Less Dividends and Distributions:
Dividends from net investment income	(0.03)		(0.01)
Distributions from net realized gains	(3.70)		(2.05)
Total dividends and distributions	(3.73)		(2.06)
Net asset value, end of period	$22.28		$28.24
Total Return(c):	(6.49)%		8.89%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,715		$10,262
Average net assets (000)	$8,878		$2,060
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.18%	(e)	1.18%	(e)
Expenses before waivers and/or expense reimbursement	1.34%	(e)	2.00%	(e)
Net investment income (loss)	(0.49)%	(e)	0.18%	(e)
Portfolio turnover rate(f)	17%		43%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Small Company Fund	47

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended March 31,		November 28, 2017(a) through September 30,
	2019		2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$28.41		$28.00
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		0.07
Net realized and unrealized gain (loss) on investment transactions	(2.23)		2.41
Total from investment operations	(2.29)		2.48
Less Dividends and Distributions:
Dividends from net investment income	(0.10)		(0.02)
Distributions from net realized gains	(3.70)		(2.05)
Total dividends and distributions	(3.80)		(2.07)
Net asset value, end of period	$22.32		$28.41
Total Return(c):	(6.67)%		9.57%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,908		$1,495
Average net assets (000)	$2,605		$453
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.93%	(e)	0.93%	(e)
Expenses before waivers and/or expense reimbursement	1.48%	(e)	5.19%	(e)
Net investment income (loss)	(0.56)%	(e)	0.30%	(e)
Portfolio turnover rate(f)	17%		43%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

48

Class R6 Shares
	Six Months Ended March 31,		Year Ended September 30,
	2019		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$28.51		$27.27	$23.87	$24.87	$29.22	$28.95
Income (loss) from investment operations:
Net investment income (loss)	-	(b)	0.09	0.14	0.20	0.20	0.20
Net realized and unrealized gain (loss) on investment transactions	(2.27)		3.33	4.58	2.08	(0.21)	2.83
Total from investment operations	(2.27)		3.42	4.72	2.28	(0.01)	3.03
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.13)	(0.24)	(0.15)	(0.19)	(0.20)
Distributions from net realized gains	(3.70)		(2.05)	(1.08)	(3.13)	(4.15)	(2.56)
Total dividends and distributions	(3.86)		(2.18)	(1.32)	(3.28)	(4.34)	(2.76)
Net asset value, end of period	$22.38		$28.51	$27.27	$23.87	$24.87	$29.22
Total Return(c):	(6.52)%		13.33%	20.58%	10.36%	(0.73)%	11.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,050,830		$1,253,235	$1,000,616	$748,480	$546,771	$429,165
Average net assets (000)	$1,078,838		$1,169,480	$873,691	$667,511	$531,193	$427,179
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.69%	(f)	0.68%	0.68%	0.69%	0.69%	0.69%
Expenses before waivers and/or expense reimbursement	0.69%	(f)	0.68%	0.68%	0.69%	0.69%	0.69%
Net investment income (loss)	-%	(f)(g)	0.32%	0.58%	0.88%	0.71%	0.70%
Portfolio turnover rate(h)	17%		43%	41%	37%	52%	41%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $(0.005) per share.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective October 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Less than 0.005%.
(h)

The Portfolio turnover rate is calculated in accordance with regulatory requirements and excludes portfolio securities transferred as a result of in-kind transactions. If such transactions were included, the portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Small Company Fund	49

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Deputy Chief Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer • Charles H. Smith, Anti-Money Laundering Compliance Officer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Small Company Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at sec.gov. Beginning with reporting periods on or after March 31, 2019, Form N-PORT will replace Form N-Q. Form N-PORT will be filed with the Securities and Exchange Commission quarterly, and each Fund’s full portfolio holdings as of its first and third quarters of each fiscal year will be made publicly available 60 days after the end of each quarter. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON SMALL COMPANY FUND

SHARE CLASS	A	B	C	R	Z	R2	R4	R6*
NASDAQ	PGOAX	CHNDX	PSCCX	JSCRX	PSCZX	PSCHX	PSCJX	PJSQX
CUSIP	74441N101	74441N200	74441N309	74441N507	74441N408	74441N861	74441N853	74441N887

* Formerly known as Class Q shares.

MF109 E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Small Company Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	May 14, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	May 14, 2019

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	May 14, 2019